Debt - Additional Information (Detail) $ in Millions																							1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 22, 2025	Mar. 18, 2025 USD ($)	Mar. 07, 2025 CAD ($)	Mar. 06, 2025 CAD ($)	Mar. 04, 2025 USD ($)	Jan. 08, 2025 CAD ($)	May 31, 2024	May 24, 2024	May 22, 2024	Jan. 01, 2024	Jun. 15, 2023 CAD ($)	May 19, 2023 CAD ($)	May 04, 2023 CAD ($)	Apr. 13, 2023 USD ($)	Jan. 31, 2023 CAD ($)	Dec. 20, 2022 CAD ($)	Sep. 20, 2022 CAD ($)	May 26, 2022 USD ($)	May 17, 2022 USD ($)	Apr. 26, 2022 USD ($)	Dec. 30, 2021 USD ($)	Nov. 30, 2021 USD ($) SpecialEntity	May 31, 2023 USD ($)	Jun. 30, 2026 CAD ($)		Dec. 31, 2025 CAD ($)		Jun. 30, 2026 USD ($)		Jun. 10, 2026 USD ($)	Dec. 31, 2025 USD ($)		Dec. 23, 2025 USD ($)	Aug. 19, 2025	Jul. 29, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 15, 2024 USD ($)	Nov. 14, 2024	Sep. 25, 2024 USD ($)	Jul. 29, 2024 USD ($)	Jun. 28, 2024 USD ($)	Mar. 28, 2024 USD ($)	Sep. 28, 2023 USD ($)	Jun. 15, 2023 USD ($)	Dec. 20, 2022 USD ($)	Dec. 19, 2022 USD ($)	Jul. 08, 2021 USD ($)
Line Of Credit Facility [Line Items]
Weighted average interest rate																								5.99%		6.03%		5.99%			6.03%
SOFR
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																																	2.29%
SmartStop Delayed Draw Mezzanine Loan Agreement
Line Of Credit Facility [Line Items]
Repaid outstanding balance																							$ 50
Huntington Credit Facility
Line Of Credit Facility [Line Items]
Number of Special Purpose Entities | SpecialEntity																						3
Line of credit facility, maximum borrowing capacity														$ 107,600,000								$ 50,000,000
Term loan maturity date														Nov. 30, 2025										Nov. 30, 2027	[1]	Nov. 30, 2027	[2]	Nov. 30, 2027	[1]		Nov. 30, 2027	[2]					Nov. 30, 2027
Applicable interest rate																								6.26%	[1]	6.30%	[2]	6.26%	[1]		6.30%	[2]
Line of credit facility, amount borrowed														$ 12,500,000						$ 12,900,000	$ 14,700,000	$ 22,400,000
Debt Instrument, Interest Rate, Effective Percentage																								6.26%		6.30%		6.26%			6.30%						5.50%
Percentage of recourse guaranty																																					50.00%	25.00%
Huntington Credit Facility | Extended Maturity
Line Of Credit Facility [Line Items]
Term loan maturity date																																					Nov. 30, 2027
Huntington Credit Facility | Floor
Line Of Credit Facility [Line Items]
Applicable interest rate																								3.25%		3.25%		3.25%			3.25%
Huntington Credit Facility | Secured Overnight Financing Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																																										0.50%
Debt instrument variable interest rate																								2.61%		2.61%
Interest rate term																								one month
Huntington Credit Facility | SOFR
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																								1.54%		2.29%		1.54%			2.29%						2.89%					2.92%
Notional amount																												$ 86,103,075	[3]		$ 86,937,660	[4]				$ 107,574,000
Huntington Credit Facility | Second Amendment
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 100,000,000
Line of credit facility, amount borrowed																		$ 30,600,000	14,500,000
Line of credit, additional borrowing capacity																			$ 50,000,000
Huntington Credit Facility | Interest Rate Swap Agreement
Line Of Credit Facility [Line Items]
Notional amount														$ 38,000,000																			$ 86,900,000				$ 107,600,000
Huntington Credit Facility | Interest Rate Swap Agreement | Vancouver, WA and Bradenton Properties
Line Of Credit Facility [Line Items]
Notional amount																																					$ 87,100,000
Huntington Credit Facility | Interest Rate Swap Agreement | Secured Overnight Financing Rate
Line Of Credit Facility [Line Items]
Applicable interest rate														4.01%
Huntington Credit Facility | Interest Rate Caps
Line Of Credit Facility [Line Items]
Notional amount														$ 47,600,000																													$ 47,600,000
Huntington Credit Facility | Interest Rate Caps | Secured Overnight Financing Rate
Line Of Credit Facility [Line Items]
Applicable interest rate														2.60%																													1.10%
Huntington Credit Facility | Interest Rate Swap Agreement One
Line Of Credit Facility [Line Items]
Notional amount																												86,500,000											$ 38,000,000			$ 38,000,000
Huntington Credit Facility | Interest Rate Swap Agreement Two
Line Of Credit Facility [Line Items]
Notional amount														$ 22,000,000																									$ 22,000,000			$ 22,000,000
Skymar - Las Vegas Loan
Line Of Credit Facility [Line Items]
Term loan maturity date																																															Aug. 01, 2024
Applicable interest rate																																															4.125%
Mortgage loan, amount																																															$ 4,800,000
Loans from SmartStop OP, L.P. | SmartStop Delayed Draw Mezzanine Loan Agreement | Bradenton Property and Apopka Property
Line Of Credit Facility [Line Items]
Loan in connection with acquisition of Bradenton Property and Apopka Property																					$ 45,000,000
Loans from SmartStop OP, L.P. | SmartStop Delayed Draw Mezzanine Loan Agreement | Cambridge Property
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																																													$ 55,000,000	$ 45,000,000
Loans from SmartStop OP, L.P. | SmartStop Delayed Draw Mezzanine Loan Agreement | Extended Maturity | Cambridge Property
Line Of Credit Facility [Line Items]
Debt instrument maturity date																Dec. 30, 2023
Loans from SmartStop OP, L.P. | SmartStop Delayed Draw Mezzanine Loan Agreement | SOFR | Cambridge Property
Line Of Credit Facility [Line Items]
Debt instrument, description of variable rate basis																SOFR plus 3%
Loans from SmartStop OP, L.P. | SmartStop Bridge Loan Agreement
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																												$ 6,500,000							$ 2,000,000					$ 8,000,000				$ 15,000,000
Commitment fee percentage											1.00%
Applicable interest rate																								7.18%		7.87%		7.18%			7.87%
Debt instrument, maturity date, description																								On December 8, 2023, we exercised the option to extend the maturity date for an additional year, through December 31, 2024.		On December 8, 2023, we exercised the option to extend the maturity date for an additional year, through December 31, 2024
Loans from SmartStop OP, L.P. | SmartStop Bridge Loan Agreement | Secured Overnight Financing Rate
Line Of Credit Facility [Line Items]
Debt instrument, description of variable rate basis										SOFR plus 4.00%	SOFR plus 3.00%
Debt instrument variable interest rate										4.00%	3.00%
Loans from SmartStop OP, L.P. | SmartStop Bridge Loan Agreement | SOFR
Line Of Credit Facility [Line Items]
Debt instrument, description of variable rate basis										SOFR plus 4.00%	SOFR plus 3.00%
Loans from SmartStop OP, L.P. | Second SmartStop Bridge Loan Amendment | Secured Overnight Financing Rate
Line Of Credit Facility [Line Items]
Debt instrument, maturity date, description																								extend the maturity date to June 30, 2027
Debt instrument variable interest rate	3.50%															3.50%
Debt instrument maturity date	Jun. 30, 2027
Loans from SmartStop OP, L.P. | Minimum | SmartStop Bridge Loan Agreement
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																														$ 25,000,000											$ 15,000,000
Loans from SmartStop OP, L.P. | Maximum | SmartStop Bridge Loan Agreement
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																														$ 35,000,000											$ 25,000,000
National Bank of Canada Loan | Acquisition of North York Property
Line Of Credit Facility [Line Items]
Debt instrument carrying amount															$ 25.0
National Bank of Canada Loan | CDOR | Acquisition of North York Property
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate															2.40%
Interest rate term															one month
National Bank of Canada Loan | Interest Rate Swap Agreement | Acquisition of North York Property
Line Of Credit Facility [Line Items]
Notional amount															$ 25.0
Debt instrument maturity date															Jan. 31, 2025
Debt instrument, frequency of payment															monthly
Debt instrument amortization period															25 years
National Bank of Canada Loan | Interest Rate Swap Agreement | CDOR | Acquisition of North York Property
Line Of Credit Facility [Line Items]
Applicable interest rate															3.79%
National Bank of Canada | Burlington Property
Line Of Credit Facility [Line Items]
Term loan																	$ 16.5
National Bank of Canada | Cambridge Property
Line Of Credit Facility [Line Items]
Term loan																$ 15.5
National Bank of Canada | CDOR | Burlington Property
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate																	2.25%
Interest rate term																	one month
National Bank of Canada | CDOR | Cambridge Property
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate																2.25%
Interest rate term																one month
National Bank of Canada | CORRA | Burlington Property
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate									2.25%
National Bank of Canada | CORRA | Cambridge Property
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate									2.25%
National Bank of Canada | CORRA | Acquisition of North York Property
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate									2.40%
National Bank of Canada | Interest Rate Swap Agreement | Burlington Property
Line Of Credit Facility [Line Items]
Notional amount																	$ 16.5
Debt instrument maturity date																	Sep. 20, 2025
Debt instrument, frequency of payment																	monthly
Debt instrument amortization period																	25 years
National Bank of Canada | Interest Rate Swap Agreement | Cambridge Property
Line Of Credit Facility [Line Items]
Notional amount																$ 15.5
Debt instrument maturity date																Dec. 20, 2025
Debt instrument, frequency of payment																monthly
Debt instrument amortization period																25 years
National Bank of Canada | Interest Rate Swap Agreement | CDOR | Burlington Property
Line Of Credit Facility [Line Items]
Applicable interest rate																	4.02%
National Bank of Canada | Interest Rate Swap Agreement | CDOR | Cambridge Property
Line Of Credit Facility [Line Items]
Applicable interest rate																3.83%																													3.83%
National Bank of Canada | Interest Rate Swap Agreement | CORRA | Burlington Property
Line Of Credit Facility [Line Items]
Applicable interest rate									0.30%
National Bank of Canada | Interest Rate Swap Agreement | CORRA | Cambridge Property
Line Of Credit Facility [Line Items]
Applicable interest rate									0.30%
National Bank of Canada | Interest Rate Swap Agreement | CORRA | Acquisition of North York Property
Line Of Credit Facility [Line Items]
Applicable interest rate									0.30%
Bank of Montreal Loan
Line Of Credit Facility [Line Items]
Debt instrument, initial term													2 years
Debt instrument carrying amount													$ 21.6
Debt instrument maturity date													May 04, 2025
Extension option period													1 year
Bank of Montreal Loan | CDOR
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate													2.50%
Interest rate term													one-month
Bank of Montreal Loan | CORRA
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate								2.50%
Bank of Montreal Loan | Interest Rate Swap Agreement
Line Of Credit Facility [Line Items]
Notional amount													$ 21.6
Bank of Montreal Loan | Interest Rate Swap Agreement | CDOR
Line Of Credit Facility [Line Items]
Applicable interest rate													4.47%
Bank of Montreal Loan | Interest Rate Swap Agreement | CORRA
Line Of Credit Facility [Line Items]
Applicable interest rate								0.30%
First National Loan
Line Of Credit Facility [Line Items]
Debt instrument, initial term												2 years
Debt instrument carrying amount												$ 8.8
Debt instrument maturity date												Jun. 01, 2025
First National Loan | Royal Bank of Canada Prime Rate
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate												1.90%
National Bank of Canada - Ontario Loan
Line Of Credit Facility [Line Items]
Debt instrument carrying amount											$ 127.2
Debt instrument maturity date											Jun. 15, 2025
Debt instrument, frequency of payment											monthly
Debt instrument amortization period											25 years
National Bank of Canada - Ontario Loan | CDOR
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate											2.60%
Interest rate term											one month
National Bank of Canada - Ontario Loan | CORRA
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate							2.60%
National Bank of Canada - Ontario Loan | Interest Rate Swap Agreement
Line Of Credit Facility [Line Items]
Notional amount											$ 127.2
National Bank of Canada - Ontario Loan | Interest Rate Swap Agreement | CDOR
Line Of Credit Facility [Line Items]
Applicable interest rate											4.73%																																	4.73%
National Bank of Canada - Ontario Loan | Interest Rate Swap Agreement | CORRA
Line Of Credit Facility [Line Items]
Applicable interest rate							0.30%
National Bank of Canada - Four Property Loan
Line Of Credit Facility [Line Items]
Applicable interest rate						5.58%																		4.86%		4.85%		4.86%			4.85%
Debt instrument carrying amount						$ 64.0
Debt instrument maturity date						Jan. 08, 2028
Debt instrument amortization period						25 years
National Bank of Canada - Four Property Loan | CORRA
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																								3.03%		3.03%		3.03%			3.03%
National Bank of Canada - Four Property Loan | CORRA | Four Property Loan
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate						2.25%
National Bank of Canada - Four Property Loan | Interest Rate Swap Agreement
Line Of Credit Facility [Line Items]
Notional amount						$ 64.0
National Bank of Canada - Four Property Loan | Interest Rate Swap Agreement | CORRA
Line Of Credit Facility [Line Items]
Applicable interest rate						3.03%
National Bank of Canada - Four Property Loan | Interest Rate Swap Agreement | CORRA | Four Property Loan
Line Of Credit Facility [Line Items]
Applicable interest rate						0.30%
QuadReal - Seven Property Loan
Line Of Credit Facility [Line Items]
Applicable interest rate			5.59%
Debt instrument, initial term			5 years
Initial advance			$ 147.0
Earnout advance			17.5
Debt instrument carrying amount			$ 164.5
Debt instrument maturity date			Apr. 01, 2030
Debt instrument, frequency of payment			monthly
Maximum debt service ratio			1.1
Minimum debt service ratio			1
Debt service ratio			debt service ratio of not less than 1.1 to 1.0
QuadReal - Seven Property Loan | Interest Rate Swap Agreement | CORRA | Seven Property Loan
Line Of Credit Facility [Line Items]
Applicable interest rate			2.50%
Skymar - Vancouver Loan
Line Of Credit Facility [Line Items]
Applicable interest rate					7.55%
Credit facility paid down					$ 13,000,000
Mortgage loan, amount					$ 13,000,000
Debt instrument maturity date					Apr. 01, 2030
Debt instrument, frequency of payment					monthly
Skymar - Bradenton Loan
Line Of Credit Facility [Line Items]
Applicable interest rate		7.50%
Credit facility paid down		$ 9,100,000
Mortgage loan, amount		$ 9,100,000
Debt instrument maturity date		Apr. 01, 2030
Debt instrument, frequency of payment		monthly
Meridian Financing | Meridian Loan
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 16.0
Line of credit facility, available capacity																								$ 2.7		$ 5.6
Line of credit facility, outstanding																								$ 13.3		$ 10.4
Line of credit facility, amount borrowed				$ 2.1
Meridian Financing | Floor | Meridian Loan
Line Of Credit Facility [Line Items]
Applicable interest rate				6.70%																				5.95%		5.95%		5.95%			5.95%			5.20%
Meridian Financing | Canada Prime Rate | Meridian Loan
Line Of Credit Facility [Line Items]
Debt instrument variable interest rate				1.50%

[1]	As of June 30, 2026, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into an interest rate swap agreement that fixes SOFR at 1.54% until the maturity of the loan.
[2]	As of December 31, 2025, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into interest rate swap agreement that fixes SOFR at 2.29% until the maturity of the loan.
[3]	Notional amount is denominated in USD and has been designated as a cash flow hedge.
[4]	Notional amount was denominated in USD, was designated as a cash flow hedge and was terminated during the first quarter of 2026.